Additional Notes - Summary of Credit risk - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Risk [Line Items]
Maximum credit risk corresponded to carrying amounts of debt instruments	€ 14.6	€ 25.6
Rent deposits [member]
Credit Risk [Line Items]
Maximum credit risk of financial guarantees	€ 1.3	€ 4.1
Customer 1 [Member]
Credit Risk [Line Items]
Percentage of accounts receivable	35.00%	36.00%	78.00%
Customer 2 [Member]
Credit Risk [Line Items]
Percentage of accounts receivable	15.00%	14.00%	14.00%
Customer 3 [Member]
Credit Risk [Line Items]
Percentage of accounts receivable	12.00%	9.00%	1.00%